10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES	12 Months Ended
Jan. 31, 2025
Notes
10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

10.TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

The Company entered into the following transactions with related parties:

	2025			2024			2023
	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end
To a director for:
investor relations	$ 132,000	$ 142,834	$ 687,244	$ 132,000	$ 42,090	$ 319,702	$ 132,000	$ 333,918	$ 23,231
consulting (a)	-	13,420	-	900	-	-	1,125	-	-

To an officer of the company (b)	30,700	33,580	23,874	40,413	-	23,402	41,787	-	7,625

	$ 162,700	$ 189,834	$ 711,118	$ 173,313	$ 42,090	$ 343,104	$ 174,912	$ 333,918	$ 30,856

a)fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.

b)for accounting and management services.

These transactions were in the normal course of operations and have been measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties.  The amounts owing are non-interest bearing, unsecured and have no fixed terms of repayment.

Compensation of key management personnel

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2025	2024	2023

Remuneration or fees	$ 171,200	$ 184,813	$ 183,412
Option based payments (non-cash item)	203,254	42,090	333,918
Total compensation for key management personnel	$ 374,454	$ 226,903	$ 517,330